Related Party Transactions - Working Capital Loans (Detail) - Replay Sponsor, LLC - Working Capital Loans - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate amount that can be borrowed	$ 1.5	$ 1.5
Conversion price of loan to warrant	$ 1.00	$ 1.00